Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
16.	Supplemental Cash Flow Information

For the year ended December 31, 2019, we had non-cash investing activities related to property and equipment of $8.2 million. For the year ended December 31, 2019, we paid income taxes of $13.4 million and interest and related fees, net of capitalized interest, of $291.2 million.

For the year ended December 31, 2018, we had non-cash investing activities related to property and equipment of $39.7 million and net foreign currency adjustments of $5.5 million related to euro-denominated debt related to the financing of two of our Project Leonardo ships. For the year ended December 31, 2018, we paid income taxes of $10.0 million and interest and related fees, net of capitalized interest, of $350.4 million.

For the year ended December 31, 2017, we had non-cash investing activities in connection with property and equipment of $20.0 million and non-cash investing activities related to capital leases of $13.3 million. For the year ended December 31, 2017, we paid income taxes of $11.7 million and interest and related fees, net of capitalized interest, of $284.9 million.